Property & Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property & Equipment (Details) [Line Items]
Depreciation expense	$ 63,839	$ 46,606	$ 61,079	$ 57,561
Loss on disposal			$ 28,264
Minimum [Member]
Property & Equipment (Details) [Line Items]
Estimated useful lives	3 years		3 years
Maximum [Member]
Property & Equipment (Details) [Line Items]
Estimated useful lives	5 years		5 years